Note 09 - Financings	3 Months Ended
Mar. 31, 2011
Financings [Abstract]
Note 09 - Financings [Text Block]

9.   Financing

The Company has utilized project financing to continue its development of exploration, production and related projects.

The VIE's associated with the project financing projects are consolidated based on ASC Topic 810-10-25 (“Variable Interest Entities”).

The Company's short-term borrowings are principally sourced from commercial banks and include import and export financing denominated in United States dollars, as follows:

The weighted average annual interest rates on outstanding short-term borrowings were 1.93% and  2.31% at  March 31, 2011 and December 31, 2010, respectively.

	Current		Non- current
	March 31, 2011	December 31, 2010	March 31, 2011	December 31, 2010
Foreign
Financial institutions	7,235	6,381	17,883	17,460
Bearer bonds - Notes	467	587	18,326	11,573
Trust Certificates - Senior/Junior	69	71	177	194
Other	1	2	100	307
	7,772	7,041	36,486	29,534

In Brazil
BNDES	987	1,269	19,512	19,384
Debentures	196	189	1,508	1,427
FINAME - Earmarked for construction of Bolívia -Brazil gas pipeline	43	42	339	233
Export credit notes	238	66	6,431	6,295
Bank credit certificate	30	32	2,214	2,164
Other	460	321	1,594	1,434
	1,954	1,919	31,598	30,937

	9,726	8,960	68,084	60,471

Interest on debt	894	869
Current portion of long-term debt	2,653	2,883
Current debt	6,179	5,208

Total debt	9,726	8,960

a)   Long-term debt

•         Composition of foreign currency denominated debt by currency

	March 31, 2011	December 31, 2010

Currency
United States dollars	34,727	27,583
Japanese Yen	1,615	1,651
Euro	144	131
Other	-	169

	36,486	29,534

•         Maturities of the principal of long-term debt

The long-term portion at March 31, 2011, becomes due in the following years:

2012	3,556
2013	2,927
2014	3,684
2015	5,692
2016 and thereafter	52,225

68,084

The composition of annual interest rates on long-term debt are as follows:

	March 31, 2011	December 31, 2010
Foreign currency
6% or less	27,788	21,900
Over 6% to 8%	7,670	6,285
Over 8% to 10%	635	1,219
Over 10% to 12%	33	33
Over 12%	360	97

	36,486	29,534

Local currency
6% or less	4,352	2,426
Over 6% to 8%	15,544	17,932
Over 8% to 10%	1,417	592
Over 10% to 12%	1,527	9,759
Over 12%	8,758	228

	31,598	30,937

	68,084	60,471

Issuance of long-term debt

The main long-term funding carried out in the period from January to March 2011 is shown in the following table:

a.1) Foreign

Company	Date	US$	Maturity	Description

PifCo	Jan/2011	6,000	2016,2021 and 2041	Global Notes in the amounts of US$2,500, US$ 2,500 and US$1,000 at rates of 3.875%; 5.375% and 6.75% p.a., respectively.

PNBV	Mar/2011	650	2015 and 2021	Financing obtained from the Bank Tokyo-Mitsubish - Libor plus 1.25% p.a. and from the Bank Santander S.A., HSBC Bank PLC, HSBC Bank USA, N.A. and Sace S.P.A. - Libor plus 1.10% p.a.

Charter	Jan/2011	750	2018	Financing obtained from the Standard Shatered, Libor plus 1.5% p.a.

		7,400

b)   Outstanding lines of credit with official credit agencies

b.1) Foreign

		US$
Company	Agency	Contracted	Used	Balance	Description
Petrobras	China Development Bank	10,000	7,000	3,000	Libor +2.8% p.a.

b.2) In Brazil

		US$
Company	Agency	Contracted	Used	Balance	Description

Transpetro (*)	BNDES	5,529	349	5,180	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a.

Petrobras	Banco do Brasil	307	234	73	Commercial Credit Certificate (FINAME) - 4.5% p.a.

Petrobras	Caixa Econômica Federal	184	-	184	Bank Credit Certificate - Revolving Credit - 110% p.a. of average CDI

(*)  Agreements for conditioned purchase and sale of 41 ships and 20 convoys were entered into with 6 Brazilian shipyards in the amount of US$6,144, where 90% is financed by BNDES.